FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
FAIR VALUE MEASUREMENTS
Schedule of Company's assets and liabilities that are measured at fair value on a recurring basis

		December 31,	June 30,
Description	Level	2024	2024

Liabilities:
Subscription agreement	3	$2,473,529	$2,425,647
Contingent Guarantee	3	$—	$3,256,863
Warrant liability – Private Warrants	3	$123,063	$307,656
Earnout liability	3	$11,044,000	$12,298,000
Convertible notes derivative	3	$1,024,706	$16,462,690
Merger financing derivative	3	$150,490	—
Tau agreement	3	$783,947	$—

		June 30,	December 31,	December 31,
Description	Level	2024	2023	2022
Assets:
Marketable securities held in Trust Account	1	$—	$54,799,478	$204,044,469

Liabilities:
Subscription agreement	3	$2,084,691	$—	$—
Contingent Guarantee	3	$3,256,863	$—	$—
Warrant liability – Private Warrants	3	$307,656	$307,656	$184,594
Non-redemption agreement liability	3	$—	$1,441,653	$—
Convertible notes derivative	3	$16,462,690	$—	$—
Earnout liability	3	$12,298,000	$—	$—

Schedule of Key Inputs into the models

	December 31,	June 30,
Input	2024	2024
Market price of public shares	$9.60	$62.40
Equity volatility	64.9%	26.2%
Risk-free rate	4.14%	5.05%

	December 31,	June 30,
Input	2024	2024
Market price of public shares	$9.60	$62.40
Risk-free rate	4.25%	4.27%
Dividend yield	0.00%	0.00%
Volatility	64.9%	58.7%
Exercise price	$689.86	$689.86
Effective expiration date	February 2029	February 2029

	December 31,	June 30,
Input	2024	2024
Market price of public shares	$9.60	$62.40
Revenue volatility	15.00%	15.00%
Discount factor for revenue	10.16%	9.69%

December 31,
Input	2024
Market price of public shares	$9.60
Risk-free rate	4.09%
Discount rate	8.95%
Probability of default	20.3%
Recovery rate	28.9%
Volatility	64.9%
Effective expiration date	February 2026

June 30,
Input	2024
Market price of public shares	$62.40
Risk-free rate	5.49%
Dividend yield	0.00%
Volatility	14,643.0%
Exercise price	$0.99
Effective expiration date	May 2024

December 31,
Input	2024
Market price of public shares	$9.60
Risk-free rate	4.09%
Discount rate	8.95%
Probability of default	20.3%
Recovery rate	28.9%
Volatility	64.9%
Effective expiration date	February 2026

June 30,
Input	2024
Market price of public shares	$62.40
Risk-free rate	4.90%
Dividend yield	0.00%
Volatility	14,461%
Exercise price	$0.99
Effective expiration date	February 2026

December 31,
Input	2024
Market price of public shares	$9.60
Risk-free rate	4.28%
Discount rate	7.18%
Probability of default	4.5%
Recovery rate	47.6%
Effective expiration date	February 2028

June 30,
Input	2024
Market price of public shares	$62.40
Risk-free rate	4.52%
Dividend yield	0.00%
Volatility	166,681.0%
Exercise price	$0.84
Effective expiration date	February 2028

December 31,
Input	2024
Market price of public shares	$9.60
Risk-free rate	4.10%
Discount rate	7.35%
Probability of default	16.3%
Recovery rate	47.6%
Volatility	64.9%
Effective expiration date	November 2025

	December 31,	August 9,
Input	2024	2024
Market price of public shares	$9.60	$16.20
Risk-free rate	4.09%	4.78%
Discount rate	8.95%	16.98%
Probability of default	20.3%	25.4%
Recovery rate	28.9%	28.9%
Volatility	64.9%	37.2%
Effective expiration date	February 2026	February 2026

	December 31,	July 31
Input	2024	2024
Anticipated Monthly Advance Amounts	$40,000	$40,000
Risk-free rate	4.16%	4.20%
Volatility	64.9%	40.3%
Effective expiration date	July 2026	July 2026

	December 31,	July 31,
Input	2024	2024
Market price of public shares	$0.21	$16.20
Risk-free rate	4.16%	4.20%
Volatility	64.9%	40.3%
Effective expiration date	July 2026	July 2026

The key inputs into the Monte Carlo model for the Subscription Agreement were as follows:

		February 9,
	June 30,	2024
Input	2024	(initial measurement)
Market price of public shares	$1.04	$10.26
Equity volatility	26.2%	29.8%
Risk-free rate	5.05%	4.67%

The key inputs into the Black-Scholes model for the Private Warrants were as follows:

	June 30,	December 31,	December 31,
Input	2024	2023	2022
Market price of public shares	$1.04	$6.20	$10.05
Risk-free rate	4.27%	3.77%	3.91%
Dividend yield	0.00%	0.00%	0.00%
Volatility	58.7%	12.0%	2.6%
Probability of a business combination	100%	100%	4.5%
Exercise price	$11.50	$11.50	$11.50
Effective expiration date	February 29	February 29	February 29

The key inputs into the Monte Carlo model for the non-redeemable common stock were as follows:

	December 31,	August 1,
Input	2023	2023
Market price of public shares	$6.20	$10.57
Probability of acquisition	100.0%	82.0%
Equity volatility	12.0%	19.9%
Discount for lack of marketability	8.0%	3.0%
Discount for expected forfeiture	5.10%	5.10%

The key inputs into the Monte Carlo model for the Earnout liability were as follows:

		February 9,
	June 30,	2024
Input	2024	(initial measurement)
Market price of public shares	$1.04	$10.26
Revenue volatility	15.00%	15.00%
Discount factor for revenue	96.9%	99.5%

The key inputs into the Black-Scholes model for the Conversion derivative were as follows:

		February 9,
		2024
	June 30,	(initial
Input	2024	measurement)
Market price of public shares	$1.04	$10.26
Risk-free rate	5.49%	5.44%
Dividend yield	0.00%	0.00%
Volatility	14,643.0%	4,120.0%
Exercise price	$0.99	$7.27
Effective expiration date	May 2024	May 2024

		February 9,
		2024
	June 30,	(initial
Input	2024	measurement)
Market price of public shares	$1.04	$10.26
Risk-free rate	4.90%	4.48%
Dividend yield	0.00%	0.00%
Volatility	14,461%	41,200%
Exercise price	$0.99	$7.27
Effective expiration date	February 2026	February 2026

		February 9,
		2024
	June 30,	(initial
Input	2024	measurement)
Market price of public shares	$1.04	$10.26
Risk-free rate	4.52%	4.48%
Dividend yield	0.00%	0.00%
Volatility	166,681.0%	4,120.0%
Exercise price	$0.84	$10.26
Effective expiration date	February 2028	February 2028

Schedule of changes in the fair value

	Private	Tau
	Placement	Agreement
	Warrants	Liability
Fair value as of June 30, 2024	$307,656	$—
Initial measurement	—	1,090,949
Transferred to equity	—	(303,000)
Change in valuation inputs or other assumptions	(246,125)	184,559
Fair value as of September 30, 2024	$61,531	$972,508
Transferred to equity	—	115,277
Change in valuation inputs or other assumptions	61,531	73,284
Fair value as of December 31, 2024	$123,063	$783,945

	Conversion	Earnout
	Derivative	Liability
Fair value as of June 30, 2024	$16,462,690	$12,298,000
Change in valuation inputs or other assumptions	(14,320,179)	340,000
Fair value as of September 30, 2024	$2,142,511	$12,638,000
Change in valuation inputs or other assumptions	(1,117,805)	(1,594,000)
Fair value as of December 31, 2024	$1,024,706	$11,044,000

	Subscription	Contingent
	Agreement	Guarantee
Fair value as of June 30, 2024	$2,425,647	$3,256,863
Shares issued as partial payment	—	(1,210,290)
Change in valuation inputs or other assumptions	34,841	839,774
Exchanged to Merger financing note	—	(2,886,347)
Fair value liability as of September 30, 2024	$2,460,488	$—
Change in valuation inputs or other assumptions	13,041
Fair value as of December 31, 2024	$2,473,529

	Merger	Secured
	Financing	Convertible
	Derivative	Derivative
Fair value as of June 30, 2024	$—	$—
Initial measurement	113,044	—
Change in valuation inputs or other assumptions	63,195	89,535
Fair value as of September 30, 2024	$176,239	$89,535
Change in valuation inputs or other assumptions	(25,749)	(89,535)
Fair value as of December 31, 2024	$150,490	$—

	Private	Non-Redemption
	Placement	Agreement
	Warrants	Liability
Fair value as of December 31, 2021	$7,137,930	$—
Change in valuation inputs or other assumptions	(6,953,336)	1,881,440
Fair value as of December 31, 2022	$184,594	$—
Initial measurement as of August 1, 2023	—	1,881,440
Fair value as of August 8, 2023, Inception of Non-Redemption Agreement Liability	123,062	(439,787)
Fair value as of December 31, 2023	$307,656	$1,441,653
Change in valuation inputs or other assumptions	—	164,626
Transferred to equity	—	(1,606,279)
Fair value as of June 30, 2024	$307,656	$—

	Conversion	Earnout
	Derivative	Liability
Fair value as of December 31, 2023	$—	$—
Initial measurement as of February 9, 2024	1,668,731	10,963,000
Change in valuation inputs or other assumptions	14,793,959	1,335,000
Fair value as of June 30, 2024	$16,462,690	$12,298,000

	Subscription	Merger Financing
	Agreement	Liability
Fair value as of December 31, 2023	$—	$—
Initial measurement as of February 9, 2024	2,386,851	—
Change in valuation inputs or other assumptions	38,796	3,256,863
Fair value (asset) liability as of June 30, 2024	$2,425,647	$3,256,863